AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 166.7%
Long-Term Municipal Bonds – 166.7%
Alabama – 1.6%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	$2,000	$2,064,118
5.50%, 10/01/2053	2,410	2,503,526
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,030	962,292

		5,529,936

Arizona – 3.3%
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,000	960,763
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,200	1,249,976
5.00%, 12/01/2037	8,700	8,892,210

		11,102,949

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,000,866

California – 20.1%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2050(a)	10,000	5,773,888
AG Series 2024-A Zero Coupon, 10/01/2052	6,500	1,860,522
Zero Coupon, 10/01/2053	6,000	1,627,908
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(b)	2,000	1,839,961
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	1,445	924,800
California State University (California State University) Series 2025-2 4.63%, 11/01/2056(b)(c)	10,000	10,067,206
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,020,324
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(b)	1,000	1,000,057
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)	1,000	967,368

	Principal Amount (000)	U.S. $ Value

Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	$2,000	$2,214,377
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,358,500
Series 2009-C 6.50%, 11/01/2039	2,000	2,358,499
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(b)(c)	10,000	10,168,919
Series 2026-2 5.50%, 05/01/2055(b)(c)	20,000	20,996,102
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	2,335	2,444,941
Washington Township Health Care District (Washington Township Health Care District) AG Series 2023-B 4.50%, 08/01/2053	1,625	1,516,122

		68,139,494

Colorado – 3.3%
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.50%, 03/01/2065(b)	2,000	1,942,506
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	1,000	1,055,259
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(b)	1,000	748,846
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	6,000	6,331,729
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(b)	1,000	1,027,403

		11,105,743

Connecticut – 1.5%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-C Zero Coupon, 08/01/2051	3,615	998,623
Zero Coupon, 08/01/2052	2,990	780,737
Zero Coupon, 08/01/2053	2,965	729,139
Zero Coupon, 08/01/2054	3,210	745,108
Zero Coupon, 08/01/2055	3,150	688,630
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2049	1,500	1,159,209

		5,101,446

	Principal Amount (000)	U.S. $ Value

District of Columbia – 4.3%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	$2,000	$2,017,651
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.50%, 10/01/2055(b)(c)	10,000	10,456,774
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,074,543

		14,548,968

Florida – 14.1%
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(b)	2,750	2,501,035
County of Miami-Dade FL (County of Miami-Dade FL) Series 2021 4.00%, 07/01/2050	2,355	2,179,600
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2025-2 5.50%, 10/01/2055(b)(c)	10,000	10,395,595
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	10,000	9,772,995
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.125%, 10/01/2052(b)	1,000	888,956
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2052	3,250	2,651,122
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 6.875%, 11/15/2064(b)	1,000	1,052,431
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	3,000	2,670,273
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054	990	1,037,402
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2026 6.00%, 10/01/2061(b)	1,750	1,769,152
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	2,000	2,017,195
Series 2024-C 5.00%, 11/15/2054	2,000	1,966,116

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2044	$5,000	$5,001,327
Miami-Dade County Industrial Development Authority (Mater Academy, Inc.) Series 2026 5.375%, 06/15/2060	1,000	988,459
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2055	3,000	2,963,086

		47,854,744

Georgia – 6.1%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(b)	2,000	1,832,171
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-2 5.50%, 07/01/2055(b)(c)	10,000	10,432,499
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2023 5.50%, 07/01/2064	1,340	1,361,992
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.25%, 06/01/2061	2,000	1,936,175
AG Series 2025 5.00%, 06/01/2058	4,000	4,009,596
5.50%, 06/01/2050	1,230	1,289,297

		20,861,730

Hawaii – 6.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.50%, 07/01/2054(b)(c)	10,000	10,492,364
Series 2026-2 5.25%, 07/01/2051(b)(c)	10,000	10,279,957

		20,772,321

Illinois – 12.5%
Chicago Board of Education (Chicago Board of Education) Series 2018-D 5.00%, 12/01/2046	5,005	4,558,601
Series 2025-C 5.50%, 12/01/2045	5,000	4,965,251
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	2,000	2,072,970
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	1,000	970,878
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)	2,000	2,030,154

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	$2,495	$2,455,493
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	8,755	8,613,279
State of Illinois (State of Illinois) Series 2024-B 4.25%, 05/01/2046	4,900	4,471,009
Series 2025-2 5.25%, 09/01/2049(b)(c)	10,000	10,196,152
Series 2026-C 5.50%, 04/01/2051	2,000	2,092,150

		42,425,937

Indiana – 0.9%
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.25%, 09/15/2056	1,000	968,448
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.25%, 07/01/2064	2,000	1,940,804

		2,909,252

Louisiana – 2.3%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2050	4,000	3,895,440
Series 2026-A 5.50%, 12/01/2051	1,000	1,045,595
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2059(b)	1,000	996,385
Louisiana Public Facilities Authority (Loyola University New Orleans) Series 2023 5.25%, 10/01/2053	2,000	1,955,015

		7,892,435

Maryland – 0.9%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,096,496
AG Series 2026 4.75%, 07/01/2065	1,000	935,485

		3,031,981

Massachusetts – 10.4%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-2 5.00%, 05/01/2053(b)(c)	10,000	10,200,036
5.00%, 01/01/2054(b)(c)	11,060	11,312,794
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	1,025,945

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2060(b)	$1,000	$919,992
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	5,750	5,515,650
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	2,000	2,092,740
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	2,000	2,024,540
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 6.00%, 10/01/2049	2,000	2,158,433

		35,250,130

Michigan – 2.1%
City of Detroit MI (City of Detroit MI) Series 2020 5.50%, 04/01/2050	1,970	2,004,046
Series 2023-C 6.00%, 05/01/2043	2,300	2,510,985
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,750	1,787,677
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.125%, 11/01/2023(d)(e)	2,140	856,000

		7,158,708

Minnesota – 2.2%
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2063(b)	2,000	1,799,218
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053	5,625	5,550,480

		7,349,698

Nebraska – 1.5%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	5,000	5,179,179

New Hampshire – 5.7%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(f)	1,987	1,935,586
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A2 5.15%, 06/20/2041(f)	1,992	2,001,232

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	$741	$735,403
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,000	980,173
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067(g)	5,500	530,036
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	747	745,285
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2026 Zero Coupon, 12/15/2034(b)	1,000	576,368
6.50%, 12/01/2034(b)	989	989,235
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class B 4.795%, 10/20/2042	1,000	704,844
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	1,996	1,884,083
Series 2026-1, Class A2 4.25%, 07/20/2041	998	899,555
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	2,000	2,011,952
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	2,000	1,951,325
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-A 3.625%, 07/01/2043(b)	1,000	794,113
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	736	730,533
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	1,953,063

		19,422,786

New Jersey – 0.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,049,707
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,002,935

		2,052,642

	Principal Amount (000)	U.S. $ Value

New York – 13.9%
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(b)	$2,000	$1,868,666
Series 2026 5.75%, 06/01/2066(b)	1,000	991,437
City of New York NY (City of New York NY) Series 2023 4.125%, 08/01/2053	11,300	10,152,830
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	1,000	941,859
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	1,000	1,015,936
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,023,399
AG Series 2024 0.00%, 12/31/2054(a)	17,000	11,106,088
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	3,745	3,791,871
AG Series 2025 5.50%, 06/30/2059	10,000	10,273,660
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.125%, 05/15/2053	3,500	3,152,699
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	488,118
5.25%, 09/15/2042	205	202,025
5.25%, 09/15/2047	355	336,817
5.25%, 09/15/2053	760	696,405

		47,041,810

North Carolina – 0.1%
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	1,000	260,508

North Dakota – 0.6%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2053	2,000	2,003,459

Ohio – 7.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	2,000	1,711,717
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.50%, 02/15/2052	4,585	4,595,442

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (UC Health Obligated Group) Series 2025-A 5.50%, 08/01/2051	$5,000	$5,036,457
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.50%, 10/01/2057	2,000	1,918,149
Worthington City School District (Worthington City School District) Series 2025-2 5.50%, 12/01/2054(b)(c)	10,000	10,479,476

		23,741,241

Oklahoma – 3.9%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2023 4.50%, 01/01/2053	11,235	10,951,688
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	2,000	2,190,481

		13,142,169

Oregon – 0.4%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	5,000	1,386,945

Pennsylvania – 4.1%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024-A 6.00%, 06/30/2034	155	162,128
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	7,500	7,797,854
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	4,060	4,007,038
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.50%, 08/15/2055	2,000	2,129,530

		14,096,550

South Carolina – 1.1%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.75%, 11/15/2054	2,000	1,996,624
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2046	1,132	819,970
3.00%, 12/01/2049	1,566	1,070,369

		3,886,963

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.2%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2061	$1,000	$739,373

Tennessee – 0.9%
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(b)	1,000	993,808
5.25%, 06/01/2056(b)	2,050	1,960,029

		2,953,837

Texas – 21.0%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	3,000	2,711,568
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2045	4,000	3,683,234
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) AG Series 2026-C Zero Coupon, 09/01/2049	2,000	619,500
County of Smith TX (County of Smith TX) Series 2023 5.00%, 08/15/2048	7,000	7,165,754
Dallas Independent School District (Dallas Independent School District) Series 2024-2 4.00%, 02/15/2054(b)(c)	12,000	10,598,141
Greenwood Independent School District (Greenwood Independent School District) Series 2025-2 5.00%, 02/15/2049(b)(c)	10,095	10,309,820
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2044	2,420	937,128
Zero Coupon, 12/01/2045	3,360	1,220,641
Leander Independent School District (Leander Independent School District) Series 2025-2 5.00%, 08/15/2055(b)(c)	10,000	10,179,545
Melissa Independent School District (Melissa Independent School District) Series 2024-2 4.25%, 02/01/2053(b)(c)	12,780	11,980,992
Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054	10,000	10,241,719
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2055	1,500	1,516,005

		71,164,047

	Principal Amount (000)	U.S. $ Value

Utah – 1.3%
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.50%, 12/01/2055(b)	$1,000	$1,019,045
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.875%, 03/01/2051(b)	1,500	1,516,942
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.75%, 06/01/2060(b)	1,000	1,023,105
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2057(a)	1,000	772,414

		4,331,506

Virginia – 1.3%
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	1,020,939
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	1,000	999,921
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	2,200	2,277,227

		4,298,087

Washington – 1.1%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,076,268
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 7.00%, 12/01/2060	1,000	1,015,149
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	908	858,269
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	971	889,262

		3,838,948

Wisconsin – 9.7%
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2061	1,000	988,546
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.50%, 08/15/2048	2,000	2,111,138
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 4.50%, 02/15/2054	3,000	2,787,846

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	$1,957	$895,367
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	8,500	8,196,217
5.00%, 02/01/2062	1,500	1,418,034
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(b)	1,500	1,311,869
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	2,000	631,554
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	877	517,911
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(b)	1,000	907,208
4.50%, 07/15/2049(b)	1,000	882,651
4.50%, 07/15/2053(b)	1,000	857,989
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2052(b)	90	93,138
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,029,860
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,505	1,316,781
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	2,000	2,067,921
5.75%, 12/31/2065	2,000	2,063,617
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	3,150	2,832,468
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(b)	924	923,798

		32,833,913

Total Municipal Obligations (cost $571,047,594)		565,410,301

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(d)(h)(i)(j) (cost $0)	12,014	18,021

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(k)(l)(m) (cost $975,702)	975,702	$975,702

Total Investments – 167.0% (cost $572,023,296)(n)		566,404,024
Other assets less liabilities – (67.0)%		(227,329,697)

Net Assets – 100.0%		$339,074,327

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $224,827,835 or 66.3% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(g)	When-Issued or delayed delivery security.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025 - 12/16/2025	$-0-	$18,021	0.00%

(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,554,984 and gross unrealized depreciation of investments was $(12,174,256), resulting in net unrealized depreciation of $(5,619,272).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

COP – Certificate of Participation

OSF – Order of St. Francis

SD – School District

AllianceBernstein National Municipal Income Fund, Inc.

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$565,410,301	$-0-	$565,410,301
Warrants	-0-	-0-	18,021	18,021
Short-Term Investments	975,702	-0-	-0-	975,702

Total Investments in Securities	975,702	565,410,301	18,021	566,404,024
Other Financial Instruments(a)	-0-	-0-	-0-	-0-

Total	$975,702	$565,410,301	$18,021	$566,404,024

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,942	$43,388	$46,354	$976	$51